Defiance Daily Target 2X Long IONQ ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 75.2%
Money Market Funds - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	8,093,449	$8,093,449

U.S. Treasury Bills - 69.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	95,080,000	94,851,808

TOTAL SHORT-TERM INVESTMENTS (Cost $102,924,455)		102,945,257

TOTAL INVESTMENTS - 75.2% (Cost $102,924,455)		$102,945,257
Other Assets in Excess of Liabilities - 24.8%		33,969,568
TOTAL NET ASSETS - 100.0%		$136,914,825

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long IONQ ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (7.8)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
IonQ, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(d)	07/01/2027	$30,609,600	$(5,541,341)
IonQ, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 18.00%	Termination(d)	09/08/2028	33,170,166	1,872,710
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(c)	11/23/2027	31,342,700	1,451,343
IonQ, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	33,087,520	1,507,001
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(b)	02/02/2029	33,524,800	1,993,864
IonQ, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 18.00%	Termination(f)	04/14/2031	46,388,120	(9,416,684)
IonQ, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(e)	01/31/2033	31,994,320	2,219,019
IonQ, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.00%	Termination(a)	03/31/2033	33,087,520	(4,787,733)
							(10,701,821)

Net Unrealized Appreciation (Depreciation)							(10,701,821)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.